Right-Of-Use Asset/Lease Liability	6 Months Ended
Dec. 31, 2023
Right-Of-Use Asset/Lease Liability [Abstract]
RIGHT-OF-USE ASSET/LEASE LIABILITY
9.	RIGHT-OF-USE ASSET/LEASE LIABILITY

Office space

	31 December 2023	30 June 2023
	RM	RM

Right-of-use asset
Cost

As at 1 July	280,288	222,984
Additional	-	280,288
As at 31 December/30 June	280,288	503,272

Accumulated depreciation

As at 1 July	(20,762)	(116,801)
Charge for the period/year	(62,286)	(126,945)
As at 31 December/30 June	(83,048)	(243,746)

Net carrying amount	197,240	259,526

	31 December 2023	30 June 2023
	RM	RM

Lease liability

As at 1 July	260,592	108,069
Addition	-	280,288
Interest charged	5,916	4,235
	266,508	392,592
Payment of:
- principal	(60,084)	(127,765)
- interest	(5,916)	(4,235)
	(66,000)	(132,000)
Net carrying amount	200,508	260,592

(a)	The Group lease an office space in the location which it operates. The lease of the office space comprised fixed payment over the lease term.

(b)

The right of use asset is initially measured at cost, which comprise the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date of the lease. After initial recognition, right of use asset is stated at cost less accumulated depreciation and any accumulated impairment losses, and adjusted for any re-measurement of the lease liability.

The right of use asset is depreciated on the straight-line basis over the earlier of the estimated useful lives of the right of use asset or the end of the lease term. The lease terms for office space are two (2) years.

(c)	The Group has certain leases of premises and equipment with lease term of twelve (12) months or less, and low value leases of office equipment of RM20,000 and below. The Group applies the “short-term lease” and “lease of low-value-assets” exemptions for these leases.

(d)	The following are the amounts recognized in profit or loss:

	31 December 2023	31 December 2022
	RM	RM

Administrative expenses:
- depreciation of right of use asset	62,286	63,710
- expense relating to short-term leases	55,222	48,000
- expense relating to leases of low-value assets	3,445	3,180

Finance costs:
- interest expense on lease liability	5,916	1,578

(e)	The table below summarizes the maturity profile of the lease liability as at the end of the reporting period based on contractual undiscounted repayment obligations as follows:

	Weighted average incremental borrowing rate	Within one year	One to five years	Total
	%	RM	RM	RM
31 December 2023

Lease liability	3.88	132,000	77,000	209,000

30 June 2023

Lease liability	3.88-5.02	132,000	143,000	275,000

(f)

The Group leases several assets that include extension and termination options. These are used to maximise operational flexibility in terms of managing the assets used in the Group’s operations. Management determines whether these extension and termination options are reasonably certain to be executed.

As at 31 December 2023, there are no undiscounted potential future rental payments that are not included in the lease term.

(g)	For the purpose of the statements of cash flows, the reconciliation of liability arising from financing activities as follows:

	31 December 2023	31 December 2022
	RM	RM

Cash flows	(66,000)	(66,000)

Non-cash flows
Accretion of interest	5,916	1,578
At the end of the period	(60,084)	(64,422)